Total
Baillie Gifford Multi Asset Fund
Baillie Gifford Multi Asset Fund
Investment Objective
Baillie Gifford Multi Asset Fund seeks long-term capital growth at lower volatility than is typically associated with equity markets.
Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Baillie Gifford Multi Asset Fund - USD ($)	Class K	Institutional Class
	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Baillie Gifford Multi Asset Fund		Class K	Institutional Class
Management Fees	[1]	0.50%	0.50%
Distribution (12b-1) Fees		none	none
Other Expenses	[2]	1.90%	1.89%
Acquired Fund Fees and Expenses		0.28%	0.28%
Total Annual Fund Operating Expenses		2.68%	2.67%
Fee Waiver and/or Expense Reimbursement	[1],[3],[4]	(2.11%)	(2.10%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3],[4]	0.57%	0.57%
[1]	The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited. Baillie Gifford Overseas Limited has contractually agreed to reduce the rate at which it's Advisory Fee is calculated with respect to the Fund until August 31, 2022, such that the effective base Advisory Fee under the Fund's investment advisory agreement shall be calculated at an annual rate equal to 0.08% for average daily net assets of the Fund up to $2 billion, 0.06% for average daily net assets of the Fund over $2 billion and up to $5 billion, and 0.05% for average daily net assets of the Fund over $5 billion. This contractual agreement (the "Temporary Advisory Fee Waiver") may only be terminated by the Board of Trustees of the Trust. The Temporary Advisory Fee Waiver will be given effect independently of the application of the affiliated fund waiver and prior to the application of the expense limitation, both described below.
[2]	Other Expenses for Class K are higher than Institutional Class due to rounding. Other Expenses for Institutional Class are expected to be higher than those of Class K in the future, since Institutional Class is expected to bear sub-accounting expenses.
[3]	Baillie Gifford Overseas Limited has contractually agreed to irrevocably waive a portion of its Management Fee in an amount equal to 100% of the management fee paid by any Affiliated Acquired Fund with respect to Fund assets invested in such Affiliated Acquired Fund. For purposes of this waiver, "Affiliated Acquired Fund" means any pooled investment vehicle that is managed by the Baillie Gifford Overseas Limited or by any of its affiliates and that pays a management fee. This contractual agreement (the "Affiliated Fund Waiver") may only be terminated by the Board of Trustees of the Trust. It is estimated that the Affiliated Fund Waiver will result in waivers of 0.11% of the estimated total Acquired Fund Fees and Expenses of 0.28%, and that the Fund will indirectly bear the remaining 0.17% in Acquired Fund Fees and Expenses.
[4]	Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund until August 31, 2022 to the extent that the Fund's Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses, Acquired Fund Fees and Expenses and extraordinary expenses) attributable to Class K or Institutional Class shares exceed an amount equal to 0.40% on an annual basis (based on the average daily net assets of the Fund) minus any amount waived under the Affiliated Fund Waiver attributable to such class. This contractual agreement (the "Expense Limitation") may only be terminated by the Board of Trustees of the Trust. The Expense Limitation will be applied after giving effect to the Temporary Advisory Fee Waiver described above.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The calculation of costs for each period shown in the table below takes into account the effect of any contractual fee waivers and/or reimbursements only for the contractual period of each such waiver and/or reimbursement.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Expense Example - Baillie Gifford Multi Asset Fund - USD ($)	Class K	Institutional Class
1 Year	$ 58	$ 58
3 Years	608	606
5 Years	1,185	1,181
10 Years	$ 2,755	$ 2,745

Expense Example No Redemption - Baillie Gifford Multi Asset Fund - USD ($)	Class K	Institutional Class
1 Year	$ 58	$ 58
3 Years	608	606
5 Years	1,185	1,181
10 Years	$ 2,755	$ 2,745

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses" above, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in a portfolio diversified across a broad range of asset classes, markets and instruments.

The portfolio managers select asset classes without regard to a benchmark, focusing instead on absolute return and risk metrics. The portfolio managers take an active, flexible approach to asset allocation, adjusting the mix of asset classes in response to long- and short-term opportunities in an effort to reduce overall volatility and/or increase returns. The portfolio managers make allocation decisions across asset classes primarily based on an analysis of the long-term expected returns, correlations and risk factors associated with each asset class. The portfolio managers continuously monitor and may adjust the Fund's portfolio in light of the risk characteristics of the Fund's investments as may be observed at the level of the portfolio, asset class and/or instrument.

The asset classes from which the Fund will select vary over time and, under normal circumstances, can be expected to include the following (grouped into broad categories for ease of reference):

Equity Asset Classes

—  Listed Equities – The Fund expects to invest in common stocks, preferred stocks, convertible securities and warrants. The Fund expects to invest in issuers of any market capitalization and may participate in initial public offerings ("IPOs"). The Fund may invest in issuers located in emerging markets and frontier markets.

Fixed Income Asset Classes

—  Investment Grade Credit – The Fund expects to invest in debt securities issued by companies with investment-grade credit ratings.

—  High Yield Credit – The Fund expects to invest in high yield debt securities issued by companies rated below investment-grade and unrated securities of comparable credit quality (commonly known as "high-yield bonds" or "junk bonds").

—  Structured Finance – The Fund expects to invest in various securitized debt instruments to gain exposure to various asset classes such as, but not limited to, commercial or residential mortgages or corporate loans. Such instruments will be regularly traded, rated tranches of collateralized loan obligations, mortgage-backed securities and asset-backed securities.

—  Emerging Market Government Bonds – The Fund expects to invest in bonds issued by governments of emerging market economies. These may be denominated in the currency of the issuing country, or some other currency such as U.S. dollars.

—  Developed Market Government Bonds – The Fund expects to invest in bonds issued by governments of developed market economies, including index-linked bonds.

Real Asset Classes

—  Real Estate – The Fund expects to seek exposure to commercial and residential property.

—  Infrastructure – Under normal circumstances, the Fund expects to gain exposure to infrastructure assets mainly through investments in equity or debt instruments issued by companies, including those in regulated industries, or government-backed projects involved in the provision of a broad range of essential public services such as schools, transport projects or energy generation.

—  Commodities – The Fund expects to seek exposure to a variety of commodities, including industrial or precious metals and other energy or agricultural commodities.

Additional Asset Classes

—  Absolute Return – The Fund expects to make absolute-return-related investments, which include a wide range of instruments with low or negative correlation to broad economic or market risk, including volatility futures and other pooled investment vehicles employing managed futures or merger arbitrage strategies.

—  Currencies – The Fund expects to engage in active currency investing aimed at generating positive returns, as well as in currency hedging.

—  Cash – The Fund expects to invest a portion of its assets in cash or cash equivalents, including money market funds or short-term commercial paper.

The Fund typically maintains investments in most or all of the asset classes listed above but maintains the flexibility to invest in only a sub-set depending on market conditions. In order to gain exposure to these asset classes, the Fund may hold or otherwise invest in U.S. or non-U.S. equity securities, bonds and other transferable securities, other U.S. or non-U.S. investment companies, exchange-traded funds ("ETFs"), real estate investment trusts ("REITs"), forwards, options (puts and calls), swaps, exchange-traded notes, certificates or other exchange-traded or over-the-counter financial or commodities-linked derivatives, asset-backed securities and other structured finance instruments and depositary receipts. The Fund may seek short exposure to specific securities, industry sectors, currencies, commodities, or other investments through the use of forwards, futures contracts or other derivative positions. When investing in debt, the Fund may invest in instruments of any maturity, duration or credit quality.

The Fund intends to gain exposure to certain asset classes by investing a substantial portion of its assets in other U.S. or non-U.S. pooled investment vehicles, including, without limitation, ETFs, REITs, non-U.S. open-end funds regulated in Luxembourg (SICAVs) and Ireland (UCITS and QIFs), and closed-end funds organized and regulated in such domiciles as Singapore, Jersey, Guernsey and the U.K. ("Underlying Funds"). The Underlying Funds will include investment vehicles sponsored or managed by, or otherwise affiliated with, Baillie Gifford Overseas Limited (the "Manager"), including without limitation other U.S. mutual funds or ETFs.

There may be circumstances in which the Fund is not able to gain direct exposure to specific asset classes due to restrictions resulting from regulations, market practices or market structures. For instance, the Investment Company Act of 1940, as amended (the "1940 Act") restrictions on mutual funds limit the Fund's ability to invest directly in commodities. In these instances, the Fund may seek to gain indirect exposure to the desired asset classes such as by investing in operating companies that in turn have relevant business exposures and in other investments whose value is tied to specific asset classes. Such indirect investments can give the Fund exposures that only imperfectly track the economic characteristics of the intended asset class.

The portfolio managers may use proprietary or third-party quantitative risk models to help evaluate and manage the overall volatility of the portfolio and to identify the volatility contributions of specific instruments or asset classes. The portfolio managers seek to achieve strong absolute returns and low volatility over the long term.

There is no fixed asset allocation target for the Fund's portfolio, and the allocation among asset classes is expected to vary significantly over time. The portfolio managers continually review and adjust the Fund's investment allocation in light of changing valuations, market conditions, liquidity considerations and other events that may affect the risk or expected return of the portfolio. Under normal circumstances the Fund will invest in at least five asset classes, not including cash.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. Further to the discussion above, the Fund makes regular use of derivatives, which may include structured notes, currency forwards, bond futures, volatility futures, equity indexed futures, interest rate swaps, and total return swaps.

Principal Risks

The Fund's net asset value and returns will be impacted by the performance of the underlying investments of the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

The principal risks of investing in the Fund (in alphabetical order after the first five risks) are:

—  Asset Allocation Risk – The Fund's investment performance depends upon the successful allocation of the Fund's assets among asset classes, geographical regions, industry sectors, and specific issuers and investments. Asset allocation does not eliminate risk, and market conditions sometimes arise in which even effective asset allocation cannot prevent losses, such as market conditions in which most or all asset valuations decline simultaneously. There is no guarantee that the Fund's allocation techniques and decisions will produce the desired results. It is possible to lose money on an investment in the Fund as a result of these allocation decisions.

—  Volatility Management Risk – There can be no guarantee that the portfolio managers will be successful in managing the Fund's overall level of volatility. As a result, the Fund may not realize the anticipated benefits from its volatility management strategies or it may realize losses, especially in situations where the valuation of a broad range of asset classes, markets and instruments move in the same direction. Under certain market conditions, the use of volatility management strategies may also result in less favorable performance than if such strategies had not been used. Volatility is non-directional; low volatility does not necessarily suggest that the Fund will not lose value or is less risky.

—  Market Risk – The value of the Fund's investments will be affected by fluctuations in the markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund's shares.

—  Derivatives Risk – Investing in derivative instruments involves the risk that these instruments' values may not move as expected relative to the values of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, counterparty risk, and liquidity risk.

—  Underlying Funds Risk – Investments in other pooled investment vehicles may indirectly expose the Fund to all of the risks applicable to an investment in such other pool. The Fund must pay its pro rata portion of the other pooled vehicles' fees and expenses. If such pool is an ETF or other product traded on a securities exchange or otherwise actively traded, its shares may trade at a premium or discount to their net asset value, an effect that might be more pronounced in less liquid markets. Further, as of the date of this Prospectus, the Manager serves as investment adviser to some pooled vehicles in which the Fund invests, leading to potential conflicts of interest.

—  Commodities Risk – Commodity prices can have greater volatility than investments in traditional securities, and exposure to commodities can cause the net asset value of the Fund's shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.

—  Conflicts of Interest Risk – The Manager's relationships with the Fund's institutional investor base may give rise to various conflicts of interest, since the Manager will sometimes have an incentive to favor those shareholders over other shareholders in the Fund. In addition, the Manager serves as investment adviser to various clients other than the Fund, some of whom may pursue strategies that are substantially similar or nearly identical to investment strategies pursued by the Fund. This "side-by-side" management may give rise to various conflicts of interest, including, for example, in connection with the fair allocation of trades among the Manager's clients or the sharing of different, more, or more timely information regarding investment performance, portfolio holdings, strategy developments and/or the Manager's general market outlook. Furthermore, if investment personnel of the Manager hold board or other positions at outside companies, they could obtain material non-public information potentially impeding or delaying the Fund's ability to buy or sell certain investments, or they could otherwise be restricted in their ability to participate in the Fund's investment process.

—  Counterparty and Third Party Risk – Transactions involving a counterparty to a derivative or other instrument, or to a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty and third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

—  Credit Risk – The Fund could lose money if the issuer or guarantor of a debt security or other instrument is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer, guarantor or obligor to make timely payments of interest and/or principal.

—  Currency and Currency Hedging and Trading Risk – The Fund may engage in forward foreign currency transactions for both hedging and non-hedging purposes. The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. Similarly, the Fund may realize a loss if the Fund hedges exposure to a non-U.S. currency, and this non-U.S. currency increases in value, relative to the U.S. dollar. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

—  Debt Securities Risk – The values of debt securities may decrease as a result of many factors, including general market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments, illiquidity in debt securities markets, prepayments of principal, and slower-than-expected principal payments. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.

—  Emerging Markets Risk – To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

—  Equity Securities Risk – Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer. Investing in equity securities indirectly such as through participatory notes or depositary receipts, may involve other risks such as the risk that the counterparty may default or that the investment does not track the underlying security as expected.

—  Frontier Markets Risk – Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid and, as a result, may be more volatile and less liquid than investments in more developed markets or in other emerging market countries. Emerging markets risk may be especially heightened in frontier markets.

—  Futures Contracts Risk – Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund's net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and the Fund might be unable to effect closing transactions to terminate its exposure to the contract.

—  Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

—  Hedging Risk – In managing the Fund, the Manager may (but will not necessarily) engage in hedging transactions.

The success of the Fund's hedging strategies will depend, in part, upon the Manager's ability to assess correctly the degree of correlation between the performance of the instruments used in a hedging strategy and the performance of the investments being hedged. A hedging strategy may not work the way the Manager expects and there is no guarantee that any hedging strategy used by the Fund will be successful.

—  High Yield Investments Risk – Securities rated below investment-grade and unrated securities of comparable credit quality (commonly known as "high-yield bonds" or "junk bonds") lack strong investment characteristics, are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments, and are subject to greater levels of credit, liquidity and market risk than higher-rated securities.

—  Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund's service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

—  Infrastructure Investments Risk – Infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, insurance costs, costs associated with environmental and other regulations, the effects of an economic slowdown, surplus capacity or technological obsolescence, industry competition, labor relations, rate caps or rate changes, uncertainties concerning availability of fuel at reasonable prices, the effects of energy conservation policies, natural disasters, terrorist attacks and other factors. Certain infrastructure-related entities, particularly telecommunications and utilities companies, are subject to extensive regulation by various governmental authorities. There is also the risk that corruption may negatively affect publicly funded infrastructure projects, especially in emerging markets, resulting in delays and cost overruns.

—  Interest Rate Risk – Debt and other securities and derivative instruments may decline in value due to increases in interest rates and/or prepayment. The risk associated with increases in interest rates is generally greater for funds investing in fixed income securities with longer durations, and in some cases, the duration of fixed income securities can increase.

—  IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

—  Large-Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

—  Liquidity Risk – The Fund's investments may be subject to low trading volume, lack of a market maker, contractual lock-in periods or regulatory restrictions, and the Fund may hold large positions in particular securities. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. Liquidity risk may be magnified during periods of changing interest rates, significant shareholder redemptions, or market turmoil. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. In some cases, due to unanticipated levels of illiquidity the Fund may seek to meet its redemption obligations wholly or in part by distributions of assets in-kind.

—  Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to other mutual funds over extended periods of time, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short- or medium-term fluctuations in the value of the Fund's portfolio.

—  Market Disruption and Geopolitical Risk – The value of the Fund's investments could be adversely affected by events that disrupt securities markets and adversely affect global markets such as war, terrorism, public health crises, and geopolitical events and by changes in non-U.S. and U.S. economic and political conditions. As a result of these events, the Fund could lose money, experience significant redemptions, encounter operational difficulties, and suffer other negative impacts.

—  Modeling Risk – The Manager uses quantitative models as one way to enhance returns and manage risk. Any imperfections, errors or limitations in these models could limit any benefit to the Fund from the use of the models, or could result in incorrect outputs or in investment outcomes different from or opposite to those expected or desired by the Manager. These models may make simplifying assumptions that limit their effectiveness and may draw from historical data that does not adequately identify or reflect factors necessary to an appropriate or useful output. There can be no assurance that the models will behave as expected in all market conditions.

—  New and Smaller-Sized Funds Risk – New funds and smaller-sized funds will be subject to greater liquidity risk due to their smaller asset bases and may be required to sell securities at disadvantageous times or prices due to a large shareholder redemption. A fund that has been recently formed will have limited or no performance history for investors to evaluate and may not reach or maintain a sufficient asset size to effectively implement its investment strategy.

—  Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

—  Over-the-Counter Risk – Securities and derivatives traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup.

—  Real Estate Securities Risk – There are special risks associated with investment in securities of companies engaged in real property markets, including REITs. An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including market risk, interest rate risk and credit risk. REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. If the Fund concentrates its investments in the real estate industry, its portfolio may be more volatile compared to a portfolio with investments in a greater mix of different industries.

—  Service Provider Risk – The Fund will be affected by the Manager's investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

—  Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

—  Short Position Risk – The Fund may incur losses on a short position if the value of the reference instrument increases after the time the Fund has entered into the short position. The loss from a short position is potentially unlimited; the Fund may lose more money than the actual cost of the short position. There can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price. The Fund's short positions may result in the creation of leverage in the Fund, which can exaggerate the Fund's losses, and also may involve credit and counterparty risk. The Fund's short positions may limit its ability to benefit fully from increases in the relevant securities markets.

—  Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

—  Structured Finance Securities Risk – Holders of structured finance securities bear the risks of the underlying investments, index or reference obligation and are subject to counterparty risk. Payment streams associated with structured finance securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, creditworthiness of any credit-support provider, and reliability of various other service providers with access to the payment stream), and a problem in any of these factors can lead to a reduction in the payment stream the Manager expected the Fund to receive when the Fund purchased the structured finance security.

—  Tax Risk – The Fund's pursuit of its investment strategies will potentially be limited by the Fund's intention to qualify for special tax treatment accorded to a regulated investment company and its shareholders under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and may bear adversely on the Fund's ability to so qualify. If, in any year, the Fund were to fail to qualify for treatment as a regulated investment company, and were ineligible to or were not to cure such failure, the resulting taxes could substantially reduce the Fund's net assets and the amount of income available for distribution.

—  Valuation Risk – In certain circumstances, some portfolio holdings, potentially a large portion of the Fund's portfolio holdings, may be valued on the basis of factors other than market quotations by employing the fair value procedures adopted by the Board of Trustees of the Trust (the "Board"). This may occur more often in times of market turmoil or reduced liquidity. Portfolio holdings that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. There is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark index. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns – Institutional Class Shares

At June 30, 2021, the Year-to-Date Return was 3.04% Highest Quarterly Return 10.34% (Q2, 2020) Lowest Quarterly Return -14.08% (Q1, 2020)
Average Annual Total Returns for Periods Ended December 31, 2020

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Institutional Class shares only, and after-tax returns for other share classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements. A description of the Fund's comparative index is provided in the section of the Prospectus entitled "Additional Information about the Fund's Comparative Index."

Average Annual Returns - Baillie Gifford Multi Asset Fund		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class		6.33%	9.46%	Dec. 04, 2018
Class K		6.37%	9.47%	Dec. 04, 2018
After Taxes on Distributions | Institutional Class		6.22%	8.13%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class		3.83%	6.82%
ICE BofA 3-Month U.S. Treasury Bill Index	[1]	0.67%	1.50%
[1]	The source of the index data is ICE Data Indices, LLC ("ICE DATA"). ICE DATA is used with permission. ICE DATA, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE DATA, its affiliates nor their respective third party providers shall be subject to any damages or liability with respect to the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE DATA, its affiliates and their respective third party suppliers do not sponsor, endorse, or recommend Baillie Gifford, or any of its products or services.

Updated information on the Fund's investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.